UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSRS
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-03231

                             SEI LIQUID ASSET TRUST
               (Exact name of registrant as specified in charter)
                                    --------


                               c/o CT Corporation
                                 101 Federal St.
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                           c/o SEI Investments Company
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

                                   COPIES TO:
                             Richard W. Grant, Esq.
                           Morgan, Lewis & Bockius LLP
                               1701 Market Street
                             Philadelphia, PA 19103

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                     DATE OF FISCAL YEAR END: JUNE 30, 2008

                   DATE OF REPORTING PERIOD: DECEMBER 31, 2008

ITEM 1.    REPORTS TO STOCKHOLDERS.


(SEI LOGO)
New Ways.
New answers.(R)

SEI Liquid Asset Trust

Semi-Annual Report as of December 31, 2008

Prime Obligation Fund

TABLE OF CONTENTS

Schedule of Investments                1
Statement of Assets and Liabilities    3
Statement of Operations                4
Statements of Changes in Net Assets    5
Financial Highlights                   6
Notes to Financial Statements          7
Disclosure of Fund Expenses           11

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission's website at http://www.sec.gov.

SCHEDULE OF INVESTMENTS (Unaudited)

Prime Obligation Fund

December 31, 2008

SECTOR WEIGHTINGS*:

                              (Bar Chart)

Commercial Paper                     58.7%
Repurchase Agreement                 18.6%
U.S. Government Agency Obligations   15.0%
Certificates of Deposit               4.6%
Capital Support Agreement             1.8%
Corporate Obligations                 1.3%

*    Percentages based on total investments.

                                               Face Amount        Value+
Description                                   ($ Thousands)   ($ Thousands)
-----------                                   -------------   -------------
COMMERCIAL PAPER (A) (B) -- 58.7%
   Barton Capital LLC
      1.452%, 01/12/09                           $ 28,000       $   27,991
      1.525%, 02/24/09                             23,000           22,955
   Cafco LLC
      3.005%, 01/29/09                             25,000           24,975
      1.607%, 02/18/09                             10,000            9,983
   Cancara Asset Securitization LLC
      2.025%, 01/12/09                             17,000           16,995
      4.860%, 01/14/09                             15,000           14,994
      4.808%, 01/15/09                             10,000            9,996
      2.639%, 02/05/09                             30,000           29,963
   Chariot Funding LLC
      2.007%, 01/09/09                             40,000           39,991
      2.766%, 01/14/09                             15,000           14,994
   Charta LLC
      3.001%, 01/13/09                             10,000            9,996
      1.556%, 02/23/09                             55,000           54,892
   Ciesco LLC
      2.108%, 02/04/09                             10,000            9,988
      1.556%, 02/12/09                             13,000           12,981
   CRC Funding LLC
      1.556%, 02/23/09                             60,000           59,882
   Edison Asset Securitization LLC
      2.182%, 02/04/09                             50,000           49,940
   Eli Lilly
      1.404%, 01/29/09                             60,000           59,990
   Fairway Finance
      2.567%, 01/23/09                             55,000           54,958
      1.454%, 02/06/09                             16,000           15,980
   Falcon Asset Securitization LLC
      2.007%, 01/09/09                              5,000            4,999
      1.505%, 02/12/09                             10,000            9,985
   Gemini Securitization LLC
      2.263%, 02/05/09                             40,000           39,950
      2.873%, 02/09/09                             15,000           14,979
   General Electric Capital
      1.758%, 02/17/09                             12,000           11,996
      1.356%, 04/06/09                              4,000            3,997
      0.702%, 06/26/09                             55,000           54,908
   Gotham Funding
      1.655%, 01/29/09                             17,000           16,983
      1.706%, 02/05/09                             30,000           29,962

                                               Face Amount        Value+
Description                                   ($ Thousands)   ($ Thousands)
-----------                                   -------------   -------------
   Govco
      1.607%, 02/17/09                           $ 15,000       $   14,974
   Issuer Entity LLC
      3.295%, 10/29/09
      (C) (D) (E) (F) (G) (H)                      13,024            3,848
   Jupiter Securitization LLC
      1.405%, 02/09/09                             33,000           32,954
   Old Line Funding LLC
      4.143%, 01/15/09                             10,000            9,996
      1.505%, 02/06/09                             13,000           12,984
   Park Avenue Receivables
      2.007%, 01/09/09                             10,000            9,999
      1.405%, 02/17/09                             25,000           24,989
   PNC Funding
      3.029%, 03/12/09                              6,000            5,986
   Sheffield Receivables
      1.505%, 02/12/09                             14,000           13,979
   Thames Asset Global Securitization LLC
      0.902%, 03/12/09                              8,500            8,476
   Wickersham Issuer Entity
      5.674%, 04/12/17
      (C) (D) (F) (G) (H) (I)                      17,505            9,662
                                                                ----------
Total Commercial Paper
   (Cost $890,664) ($ Thousands)                                   877,050
                                                                ----------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 15.0%
   FHLB
      2.620%, 04/28/09                             20,000           20,149
   FHLB DN (B)
      2.498%, 02/09/09                             10,000           10,000
      0.200%, 02/23/09                             50,000           50,000
      0.521%, 06/15/09                             10,000            9,986
   FHLMC DN (B)
      0.120%, 01/21/09                             39,000           39,000
      0.320%, 04/01/09                              3,350            3,349
      1.155%, 04/02/09                             16,200           16,194
      1.176%, 04/21/09                             10,000            9,996
      1.156%, 05/06/09                             20,000           19,983
   FNMA DN (B)
      0.150%, 02/03/09                             43,000           43,000
      0.542%, 06/22/09                              3,000            2,996
                                                                ----------
Total U.S. Government Agency Obligations
   (Cost $224,449) ($ Thousands)                                   224,653
                                                                ----------
CERTIFICATES OF DEPOSIT -- 4.6%
   Branch Banking & Trust
      3.130%, 02/20/09                              5,000            5,016
   Chase Bank
      1.750%, 02/17/09                             25,000           25,028
      1.750%, 02/18/09                             15,000           15,017

        SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2008

Prime Obligation Fund (Concluded)

December 31, 2008

                                               Face Amount        Value+
Description                                   ($ Thousands)   ($ Thousands)
-----------                                   -------------   -------------
   Union Bank
          2.350%, 02/04/09                       $ 23,000       $   23,032
                                                                ----------
Total Certificates of Deposit
   (Cost $68,013) ($ Thousands)                                     68,093
                                                                ----------
CAPITAL SUPPORT AGREEMENT (D) -- 1.8%
   SEI Capital Support Agreement                   26,976           26,976
                                                                ----------
Total Capital Support Agreement
   (Cost $0) ($ Thousands)                                          26,976
                                                                ----------
CORPORATE OBLIGATIONS -- 1.3%
   Axon Financial Fund LLC MTN
          2.718%, 01/23/10
          (C) (D) (F) (G) (H) (J) (K)              13,244            6,754
   Cheyne Finance MTN
          2.063%, 11/17/08
          (C) (D) (F) (G) (H) (K) (L) (M)           8,168               --
   Gryphon Funding
          3.280%, 01/05/09
          (C) (D) (F) (G) (H) (K) (M)               7,509            2,854
   Stanfield Victoria Funding MTN
          2.070%, 02/14/09
          (C) (D) (F) (G) (H) (K) (N)              16,827            9,591
                                                                ----------
Total Corporate Obligations
   (Cost $36,155) ($ Thousands)                                     19,199
                                                                ----------
REPURCHASE AGREEMENT (O) -- 18.6%
   Goldman Sachs
      0.010%, dated 12/31/08,
      to be repurchased on 01/02/09,
      repurchase price $278,289,155
      (collateralized by various
      Treasury Inflation Protected
      Securities, ranging in par value
      $86,951,900-$181,165,300,
      1.625%-2.375%, 01/15/17-
      01/15/18, with a total market
      value $283,854,818)                         278,289          278,289
                                                                ----------
Total Repurchase Agreement
   (Cost $278,289) ($ Thousands)                                   278,289
                                                                ----------
Total Investments -- 100.0%
   (Cost $1,497,570) ($ Thousands)                              $1,494,260
                                                                ==========

Percentages are based on Net Assets of $1,494,657 ($ Thousands).

+ Each holding is shown at market value, rather than amortized cost value. Holdings are shown at market value for reporting purposes only. There has been no change to the Fund's policy to calculate its net asset value per share using amortized cost. The assets are shown at market value to accurately reflect the impact of the Capital Support Agreement, since the value of the Capital Support Agreement is determined based upon the market value of the Fund's other assets.

(A) Securities are held in connection with a letter of credit issued by a major bank.

(B)  The rate reported is the effective yield at time of purchase.

(C) Securities considered illiquid. The total value of such securities as of December 31, 2008 was $32,709 ($ Thousands) and represented 2.19% of Net Assets.

Description
-----------
(D) The Fund has entered into a Capital Support Agreement ("agreement") with SEI Investments Company ("SEI") which provides that SEI will contribute capital to the Fund, up to a specified maximum amount, in the event that the Fund realizes a loss on any of these securities and such realized loss causes the Fund's net asset value as calculated using fair values to drop below $0.995. As of December 31, 2008, the fair value of the agreement was $26,976 ($ Thousands).

(E) Notes issued by Issuer Entity LLC were received by the Fund in connection with a restructuring of Ottimo Funding Ltd. ("Ottimo") on November 2, 2007. The Fund previously held notes issued by Ottimo, which defaulted prior to the restructuring.

(F)  The value shown is the fair value as of December 31, 2008. Please refer to
     Note 6 for amortized cost value as of December 31, 2008.

(G) Floating Rate Security. The rate reflected on the Schedule of Investments is the rate in effect on December 31, 2008. The demand and interest rate reset features give this security a shorter effective maturity date.

(H) Securities considered restricted. The total value of such securities as of December 31, 2008 was $32,709 ($ Thousands) and represented 2.19% of Net Assets.

(I) Notes Issued by Wickersham Issuer Entity LLC were received by the Fund in connection with a restructuring of Thornburg Mortgage Capital, Inc. (Thornburg) on May 16, 2008. The Fund previously held notes issued by Thornburg, which defaulted prior to restructuring.

(J) On November 21, 2007, due to deterioration in the market value of the assets of Axon Finance Funding, LLC ("Axon"), provisions in the organizational documents of Axon were triggered that caused the notes issued by Axon to become immediately due and payable. Since no payments have been received, the Axon notes are in default.

(K) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."

(L) On October 17, 2007, due to deterioration in the market value of the assets Cheyne Finance LLC ("Cheyne"), provisions in the organizational documents of Cheyne were triggered that caused the notes issued by Cheyne to become immediately due and payable. Since no payments have been received, the Cheyne notes are in default.

(M) Cheyne Finance LLC ("Cheyne") was a structured investment vehicle that defaulted on its notes in October, 2007. Receivers were appointed with the responsibility to liquidate the assets of the structure and deliver the proceeds to the noteholders. As an alternative to accepting the proceeds from the auction of the underlying collateral, senior noteholders of Cheyne, including the Fund, were given the opportunity to exchange all of their existing senior notes for certain notes issued by a newly formed entity, Gryphon Funding Limited ("Gryphon"). The Fund elected to exchange its Cheyne senior notes for Gryphon notes. As part of the restructuring transaction, Gryphon, in its capacity as the holder of the senior notes in Cheyne following its formation, was deemed to receive a cash distribution from Cheyne following the auction. Gryphon then used this cash to purchase from a third party a significant portion of the assets formerly held by Cheyne. Following this transaction, Gryphon distributed the senior notes in Cheyne back to the original senior noteholders, which included the Fund. The Cheyne entity continues to exist following the restructuring, holding a small residual amount of cash to satisfy known and unknown liabilities. As a result, the Fund continues to hold its original senior notes in Cheyne as well as the newly issued Gryphon notes. This restructuring transaction was effected during July 2008.

(N) On January 18, 2008, due to deterioration in the market value of the assets Stanfield Victoria Finance, LLC ("Victoria"), provisions in the organizational documents of Victoria were triggered that caused the notes issued by Victoria to become immediately due and payable. Since no payments have been received, the Victoria notes are in default. Since that time, this security's valuation has been determined in accordance with fair value for purposes of calculating the Fund's "mark-to-market" net asset value. As of the time of this filing, there is a material difference between the fair value of this security and its amortized cost.

(O) Tri-Party Repurchase Agreement

DN -- Discount Note
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
LLC -- Limited Liability Company
MTN -- Medium Term Note

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

        SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2008

Statement of Assets and Liabilities ($ Thousands)

as of December 31, 2008 (Unaudited)

                                                                                PRIME OBLIGATION
                                                                                      FUND
                                                                                ----------------
ASSETS:
   Investments, at Value (Cost $1,219,281)                                         $1,188,995
   Affiliated investment, at Value                                                     26,976
   Repurchase agreement, at Value (Cost $278,289)                                     278,289
   Cash                                                                                   467
   Accrued income                                                                         504
   Prepaid expenses                                                                       272
                                                                                   ----------
   Total Assets                                                                     1,495,503
                                                                                   ----------
LIABILITIES:
   Payable due to administrator                                                           474
   Payable for income distribution                                                        207
   Payable due to investment adviser                                                       49
   Chief Compliance Officer fees payable                                                    4
   Accrued expenses                                                                       112
                                                                                   ----------
   Total Liabilities                                                                      846
                                                                                   ----------
   Net Assets                                                                      $1,494,657
                                                                                   ----------
NET ASSETS CONSIST OF:
   Paid-in Capital                                                                 $1,502,161
   Undistributed net investment income                                                  1,911
   Accumulated net realized loss on investments                                        (6,105)
   Net unrealized depreciation on investments                                          (3,310)
                                                                                   ----------
   Net Assets                                                                      $1,494,657
                                                                                   ----------
   Net Asset Value, Offering and Redemption Price Per Share -- Class A Shares
      ($1,494,657,240 / 1,502,161,660)                                             $     1.00
                                                                                   ----------

The accompanying notes are an integral part of the financial statements.

SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2008

Statement of Operations ($ Thousands)

For the six month period ended December 31, 2008 (Unaudited)

                                                                                PRIME OBLIGATION
                                                                                      FUND
                                                                                ----------------
INVESTMENT INCOME:
   Interest Income                                                                 $ 17,768
                                                                                   --------
EXPENSES:
   Administration Fees                                                                2,773
   Shareholder Servicing Fees -- Class A                                              1,655
   Investment Advisory Fees                                                             270
   Trustees' Fees                                                                        11
   Chief Compliance Officer Fees                                                          3
   Treasury Expense                                                                     208
   Printing Fees                                                                        117
   Professional Fees                                                                     46
   Custodian/Wire Agent Fees                                                             13
   Registration Fees                                                                     13
   Insurance Expense                                                                      4
   Other Expenses                                                                         9
                                                                                   --------
   Total Expenses                                                                     5,122
                                                                                   --------
   Less, Waiver of:
      Administration Fees                                                              (352)
      Shareholder Servicing Fees -- Class A                                          (1,655)
                                                                                   --------
   Net Expenses                                                                       3,115
                                                                                   --------
NET INVESTMENT INCOME                                                                14,653
                                                                                   --------
   Net Realized Loss on Investments                                                  (2,295)
   Net Change in Unrealized Appreciation (Depreciation) on/from:
      Investments                                                                   (16,891)
      Affiliated Investment                                                          15,500
                                                                                   --------
   Net Realized and Unrealized Loss on Investments                                   (3,686)
                                                                                   --------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                 $ 10,967
                                                                                   --------

The accompanying notes are an integral part of the financial statements.

                 SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2008

Statements of Changes in Net Assets ($ Thousands)

For the six month period ended December 31, 2008 (Unaudited) and the year ended June 30, 2008

                                                                                      PRIME OBLIGATION FUND
                                                                                    -------------------------
                                                                                    07/01/08 to   07/01/07 to
                                                                                      12/31/08      6/30/08
                                                                                    -----------   -----------
OPERATIONS:
   Net Investment Income                                                            $    14,653   $    40,637
   Net Realized Loss on Investments                                                      (2,295)       (3,930)
   Net Change in Unrealized Depreciation on Investments and Affiliated Investment        (1,391)       (1,919)
                                                                                    -----------   -----------
   Net Increase in Net Assets Resulting
      from Operations                                                                    10,967        34,788
                                                                                    -----------   -----------
DIVIDENDS FROM:
   Net Investment Income:
      Class A                                                                           (12,786)      (40,418)
                                                                                    -----------   -----------
   Total Dividends                                                                      (12,786)      (40,418)
                                                                                    -----------   -----------
CAPITAL SHARE TRANSACTIONS (ALL AT $1.00 PER SHARE):
   Class A:
      Proceeds from Shares Issued                                                     4,036,486     6,435,951
      Reinvestment of Dividends                                                          11,173        35,770
      Cost of Shares Redeemed                                                        (3,730,725)   (6,092,079)
                                                                                    -----------   -----------
   Increase in Net Assets Derived
      from Capital Share Transactions                                                   316,934       379,642
                                                                                    -----------   -----------
   Net Increase in Net Assets                                                           315,115       374,012
                                                                                    -----------   -----------
NET ASSETS:
   BEGINNING OF PERIOD                                                              $ 1,179,542   $   805,530
                                                                                    -----------   -----------
   END OF PERIOD                                                                    $ 1,494,657   $ 1,179,542
                                                                                    -----------   -----------
   Undistributed Net Investment Income                                              $     1,911   $        44
                                                                                    -----------   -----------

The accompanying notes are an integral part of the financial statements.

SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2008

Financial Highlights

For the six month period ended December 31, 2008 (Unaudited) and the years ended June 30,
For a share outstanding throughout each year

                                              Net Realized
                                                   and
                       Net Asset               Unrealized      Total     Dividends
                         Value,       Net         Gains        from      from Net
                       Beginning  Investment       on       Investment  Investment    Total
                       of Period    Income     Securities   Operations    Income    Dividends
---------------------  ---------  ----------  ------------  ----------  ----------  ---------
PRIME OBLIGATION FUND
   CLASS A:
   2008*                 $1.00       $0.01         $--         $0.01      $(0.01)    $(0.01)
   2008                   1.00        0.04          --          0.04       (0.04)     (0.04)
   2007                   1.00        0.05          --          0.05       (0.05)     (0.05)
   2006                   1.00        0.04          --          0.04       (0.04)     (0.04)
   2005                   1.00        0.02          --          0.02       (0.02)     (0.02)
   2004                   1.00        0.01          --          0.01       (0.01)     (0.01)

                                                                        Ratio of
                                                                        Expenses   Ratio of Net
                                                            Ratio of   to Average   Investment
                        Net Asset             Net Assets    Expenses   Net Assets     Income
                       Value, End   Total   End of Period  to Average  (Excluding   to Average
                        of Period  Return+  ($ Thousands)  Net Assets   Waivers)    Net Assets
---------------------  ----------  -------  -------------  ----------  ----------  ------------
PRIME OBLIGATION FUND
   CLASS A:
   2008*                  $1.00     0.99%     $1,494,657     0.47%**      0.78%        2.22%
   2008                    1.00     3.96       1,179,542     0.44         0.75         3.76
   2007                    1.00     5.05         805,530     0.44         0.76         4.94
   2006                    1.00     3.88         855,597     0.44         0.76         3.82
   2005                    1.00     1.81         698,956     0.44         0.77         1.77
   2004                    1.00     0.68         887,109     0.44         0.77         0.68

* For the six month period ended December 31, 2008. All ratios have been annualized.

** The expense ratio includes the Treasury Guarantee Program expense. Had this expense been excluded, the ratio would have been 0.44%.

+ Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

                 SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2008

Notes to Financial Statements

December 31, 2008

1. ORGANIZATION

SEI Liquid Asset Trust (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated July 20, 1981.

The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company with one fund: the Prime Obligation Fund (the "Fund"). The Trust is registered to offer Class A shares of the Fund. A description of the Fund's investment objectives, policies, and strategies are provided in the prospectus.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust.

USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION -- Investment securities, except those securities which are covered by the Capital Support Agreement, are stated at amortized cost which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income. Refer to Note 6 for a discussion of the Capital Support Agreement entered into by the Fund.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective July 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value in accordance with FAS 157 during the six months ended December 31, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund's investments in accordance with FAS 157 carried at value ($ Thousands):

Investments in Securities    Level 1     Level 2    Level 3      Total
-------------------------   --------   ----------   -------   ----------
Prime Obligation
   Fund                     $278,289   $1,156,286   $59,685   $1,494,260

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                   Prime Obligation Fund
Investments in Securities                              ($ Thousands)
-------------------------                          ---------------------
Beginning balance as of July 1, 2008                      $70,331
Accrued discounts/premiums                                  1,336
Realized gain/(loss)                                       (2,357)
Change in unrealized appreciation/(depreciation)           (1,801)
Net purchase/sales                                         (7,824)
Net transfer in and/or out Level 3                             --
                                                          -------
Ending balance as of December 31, 2008                    $59,685
                                                          =======

ILLIQUID SECURITIES -- A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of the Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2008

December 31, 2008

RESTRICTED SECURITIES -- At December 31, 2008, the Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption there from. In addition, the Fund has generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. These investments are valued at amortized cost as determined in accordance with the procedures approved by the Board of Trustees.

The acquisition dates of these investments, along with their cost and values at December 31, 2008, were as follows:

                                                                        % of
                           Face                  Amortized    Fair       Net
                          Amount   Acquisition      Cost     Value     Assets
Description                (000)       Date         (000)    (000)      (000)
-----------              -------   -----------   ---------   -------   ------
Axon Financial
   Funding LLC MTN
      2.718%, 05/06/09   $13,244     04/04/07     $13,243    $ 6,754    0.45%
Cheyne Finance
      2.063, 11/17/08      8,168     03/19/07        --           --    0.00
Gryphon Funding
      3.280%, 07/23/09     7,509     07/31/08       6,085      2,854    0.19
Issuer Entity LLC
      3.295%, 10/29/09    13,024     11/12/07      13,021      3,848    0.26
Stanfield Victoria
   Funding MTN
      2.070%, 04/21/09    16,827     03/07/07      16,826      9,591    0.64
Wickersham Issuer
   Entity
      5.674%, 05/13/09    17,505     05/16/08      14,739      9,662    0.65
                                                  -------    -------    ----
                                                  $63,914    $32,709    2.19%
                                                  =======    =======    ====

REPURCHASE AGREEMENTS -- The Fund invests in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker's custodian bank. Provisions of the agreements and the Trust's policies ensure that the market value of the collateral, including accrued interest thereon, is sufficient to cover interest and principal in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

EXPENSES -- Expenses that are directly related to the Fund are charged directly to the Fund.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of specific identification. Interest income is recognized using the accrual basis of accounting.

All amortization is calculated using the straight line method over the holding period of the security. Amortization of premiums and accretion of discounts are included in interest income.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared on a daily basis and are payable on the first business day of the following month. Any net realized capital gains of the Fund are distributed to the shareholders of the Fund annually.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

ADMINISTRATION AND TRANSFER AGENCY AGREEMENT -- SEI Investments Global Funds Services (the "Administrator") provides administrative services to the Trust for an annual fee, which is calculated daily and paid monthly, of .42% of the average daily net assets of the Fund.

The Administrator has contractually agreed to waive fees and to reimburse expenses, through June 30, 2009, in order to keep total operating expenses, net of SEI Investments Management Corporation ("SIMC") and SEI Investments Distribution Co.'s (the "Distributor") fee waivers, from exceeding .44% of the average daily net assets of the Fund. The expense cap excludes the Treasury Guarantee Program expense. The Distributor is a wholly-owned and operated subsidiary of SEI Investments Company and a registered broker-dealer.

DISTRIBUTION AGREEMENT -- The Distributor acts as the distributor of the shares of the Trust under a Distribution Agreement. The Trust has adopted a shareholder servicing plan for its Class A shares (the "Class A Plan") pursuant to which a shareholder servicing fee of up to .25% of the average daily net assets attributable to Class A shares will be paid to the Distributor. Under the Class A Plan the Distributor may perform, or may compensate other service providers for performing, certain shareholder and administrative services. The Distributor has waived, on a voluntary basis, all of its shareholder servicing fee.

Under the Class A Plan, the Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties.

Certain officers and/or trustees of the Trust are also officers and/or directors of the Administrator or SIMC. Compensation of officers and affiliated trustees of the Trust is paid by the Administrator and/or SIMC.

                 SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2008

The services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's advisors, sub-advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

U.S. Bank, N.A. which is a Trust shareholder, acts as custodian and wire agent for the Trust.

CAPITAL SUPPORT AGREEMENT -- The Fund has entered into a Capital Support Agreement with SEI Investments Company. Please see Note 6 for more information.

4. INVESTMENT ADVISORY AGREEMENT

SIMC serves as the Fund's investment adviser and "manager of managers" under an investment advisory agreement. For its services, SIMC receives an annual fee equal to .075% of the Trust's average daily net assets up to $500 million and ..02% of such net assets in excess of $500 million.

Columbia Management Advisors, LLC ("Columbia"), serves as the Fund's investment sub-adviser under an investment sub-advisory agreement. Columbia is paid by SIMC. SIMC compensates Columbia out of the fee it receives from the Fund.

5. FEDERAL INCOME TAXES

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required. The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for the reporting period may differ from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

The tax character of dividends paid to Class A shareholders during the years ended June 30, 2008 and June 30, 2007 were as follows ($ Thousands):

       Ordinary Income
       ---------------
2008       $40,418
2007       $41,318

As of June 30, 2008, the components of accumulated losses on a tax basis were as follows ($ Thousands):

Undistributed Ordinary Income   $ 1,861
Capital Loss Carryforwards          (48)
Partnership Adjustment           (3,205)
Post-October Losses                (558)
Unrealized Depreciation          (1,600)
Other Temporary Differences      (2,135)
                                -------
   Total Accumulated Losses     $(5,685)
                                =======

Post-October losses represent losses realized on investment transactions from November 1, 2007 through June 30, 2008, that, in accordance with Federal income tax regulations, the Fund defers and treats as having arisen in the following fiscal year. For Federal income tax purposes, capital loss carryforwards represent realized losses of the Fund that may be carried forward for a maximum period of eight years and applied against future capital gains were as follows:

Expiring in 2011                      $(39)
Expiring in 2013                        (3)
Expiring in 2014                        (1)
Expiring in 2015                        (4)
Expiring in 2016                        (1)
                                      ----
   Total Capital Loss Carryforwards   $(48)
                                      ====

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at December 31, 2008 were as follows:

                       Federal      Appreciated     Depreciated    Net Unrealized
                      Tax Cost       Securities      Securities    Depreciation
                   ($ Thousands)   ($ Thousands)   ($ Thousands)   ($ Thousands)
                   -------------   -------------   -------------   -------------
Prime Obligation
   Fund              $1,497,570       $27,895        $(31,205)        $(3,310)

Management has analyzed the Fund's tax position taken on federal income tax returns for all open tax years and has concluded that as of December 31, 2008, no provision for income tax would be required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. CAPITAL SUPPORT AGREEMENT

On December 3, 2007, the Fund entered into a Capital Support Agreement, as amended with SEI Investments Company ("SEI"), which is the parent company of SIMC. The Capital Support Agreement requires SEI to commit capital to the Fund, subject to a specified maximum contribution amount, if the Fund realizes payments or sales proceeds from specified securities ("Eligible Notes") held by the Fund which are less than the amortized cost of such securities and such loss causes the Fund's mark-to-market net

SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2008

Notes to Financial Statements (Unaudited) (Concluded)

December 31, 2008

asset value to drop below $0.9950. The Eligible Notes held in the Fund as of December 31, 2008 are presented in the footnotes on the Schedule of Investments. On November 20, 2008, the Capital Support Agreement was amended to increase the maximum contribution amount to $30.0 million. On November 28, 2008, the Capital Support Agreement was amended and restated. Under the Amended and Restated Capital Support Agreement the maximum contribution amount remains at $30.0 million. Upon the sale or other ultimate disposition of an Eligible Note, the amount of required capital commitment would be the least of the following amounts: (i) the amount, if any, by which the amortized cost of the Eligible Note exceeds the amount realized from the sale or other disposition of the security; (ii) the amount, if any, necessary to restore the net asset value per share of the Fund to 0.9950, or (iii) the maximum contribution amount, taking into account all prior contributions. SEI's obligations under the Agreement may be supported by either a Letter of Credit issued by a bank having a First Tier credit rating or cash held in a segregated account. The Fund will draw on the Letter of Credit or withdraw from the segregated account in the event that SEI fails to make a cash contribution when due under the Agreement.

The Fund will sell the Eligible Notes (i) promptly following any change in the Letter of Credit provider's short term credit ratings such that the Letter of Credit provider's obligations no longer qualify as First Tier Securities as defined in paragraph (a)(12) of Rule 2a-7, or (ii) on the business day immediately prior to the termination date of the Agreement; provided that the Fund is not required to complete any such sale if the amount the Fund expects to receive would not result in the payment of a Capital Contribution, or, with respect to an event described in (i) above, if the Affiliate substitutes an obligation or credit support that satisfies the requirement of a First Tier Security within fifteen (15) calendar days from the occurrence of such event and, during such 15 day period, the Letter of Credit provider's obligations continue to qualify as Second Tier Securities under paragraph (a)(22) of Rule 2a-7. The termination date of the Agreement is November 6, 2009.

The following table shows the Eligible Notes and their amortized cost and fair value as of December 31, 2008:

                           Face    Amortized    Fair      Unrealized
                          Amount      Cost      Value    Depreciation
Description               (000)      (000)      (000)        (000)
-----------              -------   ---------   -------   ------------
Axon Financial
   Funding LLC MTN
      2.718%, 05/06/09   $13,244    $13,243    $ 6,754     $ (6,489)
Cheyne Finance
      2.063, 11/17/08      8,168         --         --           --
Gryphon Funding
      3.280%, 07/23/09     7,509      6,085      2,854       (3,231)
Issuer Entity LLC
      3.295%, 10/29/09    13,024     13,021      3,848       (9,173)
Stanfield Victoria
   Funding MTN
      2.070%, 04/21/09    16,827     16,826      9,591       (7,235)
Wickersham Issuer
   Entity
      5.674%, 05/13/09    17,505     14,739      9,662       (5,077)
                                    -------    -------     --------
                                    $63,914    $32,709     $(31,205)
                                    =======    =======     ========

                 SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2008

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio. The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

- ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

- HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

                                   BEGINNING     ENDING                 EXPENSES
                                    ACCOUNT      ACCOUNT   ANNUALIZED     PAID
                                     VALUE        VALUE      EXPENSE     DURING
                                    7/1/08      12/31/08     RATIOS      PERIOD*
                                   ---------   ---------   ----------   --------
PRIME OBLIGATION FUND -- CLASS A
ACTUAL FUND RETURN                 $1,000.00   $1,009.90      0.47%       $2.38
HYPOTHETICAL 5% RETURN              1,000.00    1,022.83      0.47         2.40

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

        SEI Liquid Asset Trust / Semi-Annual Report / December 31, 2008

Notes

SEI LIQUID ASSET TRUST SEMI-ANNUAL REPORT DECEMBER 31, 2008

Robert A. Nesher, CHAIRMAN

TRUSTEES

William M. Doran
James M. Storey
George J. Sullivan, Jr.
Rosemarie B. Greco
Nina Lesavoy
James M. Williams
Mitchell A. Johnson
Hubert L. Harris, Jr.

OFFICERS
Robert A. Nesher
PRESIDENT AND CHIEF EXECUTIVE OFFICER

Stephen F. Panner
CONTROLLER AND CHIEF FINANCIAL OFFICER

Russell Emery
CHIEF COMPLIANCE OFFICER

Timothy D. Barto
VICE PRESIDENT, SECRETARY

James Ndiaye
VICE PRESIDENT, ASSISTANT SECRETARY

Michael T. Pang
VICE PRESIDENT, ASSISTANT SECRETARY

Aaron Buser
VICE PRESIDENT, ASSISTANT SECRETARY

John J. McCue
VICE PRESIDENT

Andrew S. Decker
ANTI-MONEY LAUNDERING COMPLIANCE OFFICER

INVESTMENT ADVISER
SEI Investments Management Corporation

ADMINISTRATOR
SEI Investments Global Funds Services

DISTRIBUTOR
SEI Investments Distribution Co.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

FOR MORE INFORMATION CALL
1 800 DIAL SEI
(1 800 342 5734)

(SEI LOGO)
New Ways.
New answers.(R)

SEI Investments Distribution Co.
Oaks, PA 19456 1.800.DIAL.SEI (1.800.342.5734)

SEI-F-103 (12/08)

ITEM 2.  CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable for semi-annual report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the Registrant's disclosure controls and procedures within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that the Registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the Registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 SEI Liquid Asset Trust


By (Signature and Title)                     /s/ Robert A. Nesher
                                             ----------------------
                                             Robert A. Nesher
                                             President & CEO

Date: March 10, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                     /s/ Robert A. Nesher
                                             ----------------------
                                             Robert A. Nesher
                                             President & CEO

Date: March 10, 2009

By (Signature and Title)                     /s/ Stephen F. Panner
                                             ----------------------
                                             Stephen F. Panner
                                             Controller & CFO

Date: March 10, 2009